Development, Exclusivity and Option Products Agreements (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 28, 2025	Jun. 30, 2023	Feb. 28, 2021	Dec. 31, 2025
Development, Exclusivity and Option Products Agreements [Line Items]
Receive amount			$ 50,000	$ 53,000
Upfront cash payment			14,000
Proceeds of payments			$ 36,000	6,000
Contingent payment	$ 2,000
Potential proceeds				53,000
Non-refundable payment				4,000
Payable for Clinical Trial				$ 43,000
Coll Plant [Member]
Development, Exclusivity and Option Products Agreements [Line Items]
Contingent payment		$ 10,000